Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Prepayments and Other Current Assets [Abstract]
Prepayments and Other Current Assets
	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Prepaid rental and deposits	3,280	1,557	251
Prepayments to suppliers and other business related expenses	19,299	33,788	5,446
Receivables related to exercise of employee options	3,981	4,759	767
Others	1,351	2,599	419
Total	27,911	42,703	6,883